UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04801

SUNAMERICA EQUITY FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

Vincent M. Marra

Senior Vice President & Chief Operating Officer

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6464

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1. Schedule of Investments.

The schedule of investments as of December 31, 2005 is filed herewith.

SunAmerica Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-98.3%
Aerospace & Military Technology-1.0%

L-3 Communications Holdings, Inc.	11,000	817,850

Apparel & Textiles-5.0%

Coach, Inc. †	55,000	$1,833,700
NIKE, Inc., Class B	26,800	2,325,972

		4,159,672

Banks-1.1%

Bank of America Corp.	20,000	923,000

Broadcasting & Media-1.1%

Omnicom Group, Inc.	11,000	936,430

Computer Software-4.0%

EMC Corp. †	70,000	953,400
Microsoft Corp.	90,400	2,363,960

		3,317,360

Computers & Business Equipment-5.3%

Apple Computer, Inc. †	25,000	1,797,250
Dell, Inc. †	27,900	836,721
International Business Machines Corp.	22,000	1,808,400

		4,442,371

Conglomerate-4.0%

General Electric Co.	95,100	3,333,255

Electronics-9.7%

AMETEK, Inc.	50,000	2,127,000
Broadcom Corp., Class A †	30,000	1,414,500
Intel Corp.	54,004	1,347,940
National Semiconductor Corp.	52,000	1,350,960
Texas Instruments, Inc.	57,800	1,853,646

		8,094,046

Energy Services-5.0%

ENSCO International, Inc.	25,000	1,108,750
Smith International, Inc.	25,000	927,750
Transocean, Inc. †	30,000	2,090,700

		4,127,200

Energy Sources-0.6%

Ultra Petroleum Corp. †	10,000	558,000

Financial Services-5.2%

American Express Co.	34,300	1,765,078
The Bear Stearns Cos., Inc.	12,000	1,386,360
The Goldman Sachs Group, Inc.	9,500	1,213,245

		4,364,683

Food, Beverage & Tobacco-4.3%

Altria Group, Inc.	24,000	1,793,280
PepsiCo, Inc.	30,100	1,778,308

		3,571,588

Health Services-5.1%

Cardinal Health, Inc.	15,000	1,031,250
UnitedHealth Group, Inc.	30,000	1,864,200
WellPoint, Inc. †	17,000	1,356,430

		4,251,880

Household & Personal Products-2.0%

Procter & Gamble Co.	28,800	1,666,944

Internet Content-4.8%

eBay, Inc. †	30,000	1,297,500
Google, Inc., Class A†	2,300	954,178
Yahoo!, Inc. †	45,000	1,763,100

		4,014,778

Leisure & Tourism-1.5%

Carnival Corp.	23,600	1,261,892

Machinery-3.1%

IDEX Corp.	42,000	1,726,620
Rockwell Automation, Inc.	15,000	887,400

		2,614,020

Manufacturing-3.6%

Danaher Corp.	15,000	836,700
Dover Corp.	25,000	1,012,250
ITT Industries, Inc.	11,000	1,131,020

		2,979,970

Medical Products-1.6%

Medtronic, Inc.	22,500	1,295,325

Metals & Mining-1.2%

Phelps Dodge Corp.	7,000	1,007,090

Pharmaceuticals-11.5%

Amgen, Inc. †	20,100	1,585,086
AstraZeneca PLC Sponsored ADR	20,000	972,000
Biogen Idec, Inc. †	20,000	906,600
Genentech, Inc. †	23,000	2,127,500
Genzyme Corp. †	33,000	2,335,740
Schering-Plough Corp.	80,000	1,668,000

		9,594,926

Retail-7.6%

CVS Corp.	30,000	792,600
Kohl’s Corp. †	26,000	1,263,600
The Home Depot, Inc.	44,000	1,781,120
Urban Outfitters, Inc. †	43,000	1,088,330
Wal-Mart Stores, Inc.	30,000	1,404,000

		6,329,650

Telecommunications-8.6%

Corning, Inc. †	40,000	786,400
Motorola, Inc.	82,000	1,852,380
Nokia Oyj Sponsored ADR	80,000	1,464,000
QUALCOMM, Inc.	52,350	2,255,238
Sprint Nextel Corp.	35,000	817,600

		7,175,618

Transportation-1.4%

Norfolk Southern Corp.	25,000	1,120,750

Total Long-Term Investment Securities (cost $75,989,214)		81,958,298

REPURCHASE AGREEMENTS-1.9%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,585,000)	$1,585,000	1,585,000

TOTAL INVESTMENTS (cost $77,574,214) (2)	100.2%	83,543,298
Liabilities in excess of other assets	(0.2)	(179,410)

NET ASSETS	100.0%	$83,363,888

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

ADR-American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Growth Opportunities Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-86.8%
Aerospace & Military Technology-6.2%

Alliant Techsystems, Inc. †	22,300	$1,698,591
DRS Technologies, Inc.	40,900	2,103,078
Esterline Technologies Corp. †	30,000	1,115,700

		4,917,369

Apparel & Textiles-1.6%

Quiksilver, Inc. †	93,200	1,289,888

Automotive-0.8%

Midas, Inc. †	33,100	607,716

Banks-5.5%

Franklin Bank Corp. †	94,900	1,707,251
Signature Bank †	94,700	2,658,229

		4,365,480

Business Services-5.0%

Alliance Data Systems Corp. †	34,700	1,235,320
Arbitron, Inc.	13,800	524,124
Catalina Marketing Corp.	15,300	387,855
CSG Systems International, Inc. †	17,000	379,440
Heartland Payment Systems, Inc. †	29,200	632,472
PeopleSupport, Inc. †	41,300	350,637
Sotheby’s Holdings, Inc., Class A †	25,800	473,688

		3,983,536

Computer Services-2.2%

FactSet Research Systems, Inc.	41,900	1,724,604

Computer Software-8.3%

Hyperion Solutions Corp. †	22,100	791,622
Keane, Inc. †	78,900	868,689
Lawson Software, Inc. †	316,200	2,324,070
Parametric Technology Corp. †	236,900	1,445,090
Salesforce.com, Inc. †	24,900	798,045
Take-Two Interactive Software, Inc. †	22,800	403,560

		6,631,076

Electronics-3.1%

AMETEK, Inc.	58,100	2,471,574

Energy Services- 5.6%

Global Industries, Ltd. †	115,600	1,312,060
Hornbeck Offshore Services, Inc. †	48,700	1,592,490
Todco, Class A	40,400	1,537,624

		4,442,174

Energy Sources-0.8%

Headwaters, Inc. †	19,000	673,360

Financial Services-1.9%

CapitalSource, Inc. †	44,000	985,600
MarketAxess Holdings, Inc. †	50,200	573,786

		1,559,386

Food, Beverage & Tobacco-0.8%

Premium Standard Farms, Inc.	45,400	679,184

Health Services-6.4%

American Healthways, Inc. †	8,700	393,675
Centene Corp. †	22,800	599,412
Cerner Corp. †	11,400	1,036,374
Kindred Healthcare, Inc. †	23,800	613,088
LifePoint Hospitals, Inc. †	10,600	397,500
National Medical Health Card Systems, Inc. †	14,200	386,240
Pediatrix Medical Group, Inc. †	9,000	797,130
United Surgical Partners International, Inc. †	27,200	874,480

		5,097,899

Household & Personal Products-1.3%

Jarden Corp. †	33,600	1,013,040

Internet Software-4.4%

Openwave Systems, Inc. †	91,600	1,600,252
Symantec Corp. †	107,900	1,888,250

		3,488,502

Leisure & Tourism-4.2%

Boyd Gaming Corp.	19,400	924,604
Royal Caribbean Cruises, Ltd.	17,700	797,562
Scientific Games Corp., Class A †	59,200	1,614,976

		3,337,142

Machinery-3.0%

IDEX Corp.	58,500	2,404,935

Manufacturing-4.6%

Matthews International Corp., Class A	13,800	502,458
Roper Industries, Inc.	80,000	3,160,800

		3,663,258

Medical Products-1.0%

ev3, Inc. †	24,900	367,026
Techne Corp. †	7,100	398,665

		765,691

Metals & Mining-2.9%

Arch Coal, Inc.	21,300	1,693,350
RTI International Metals, Inc. †	16,000	607,200

		2,300,550

Pharmaceuticals-8.5%

CV Therapeutics, Inc. †	21,300	526,749
DUSA Pharmaceuticals, Inc. †	34,100	367,257
Integra Lifesciences Holdings Corp. †	84,100	2,982,186
Medicines Co. †	56,900	992,905
Onyx Pharmaceuticals, Inc. †	12,800	368,128
Par Pharmaceutical Cos., Inc. †	36,100	1,131,374
Renovis, Inc. †	26,600	406,980

		6,775,579

Restaurants-1.0%

Landry’s Restaurants, Inc.	15,800	422,018
Texas Roadhouse, Inc., Class A †	25,900	402,745

		824,763

Retail-0.7%

Inergy LP	21,400	554,902

Telecommunications-6.4%

ADTRAN, Inc.	21,300	633,462
Arris Group, Inc. †	164,700	1,559,709
CommScope, Inc. †	20,800	418,704
SafeNet, Inc. †	43,700	1,408,014
Tekelec †	78,500	1,091,150

		5,111,039

Transportation-0.6%

Mesa Air Group, Inc. †	46,000	481,160

Total Long-Term Investment Securities (cost $64,126,937)		69,163,807

REPURCHASE AGREEMENTS-8.8%

State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$17,000	17,000
UBS Securities, LLC Joint Repurchase Agreement (1)	7,000,000	7,000,000

Total Repurchase Agreements (cost $7,017,000)		7,017,000

TOTAL INVESTMENTS (cost $71,143,937) (2)	95.6%	76,180,807
Other assets less liabilities	4.4	3,545,371

NET ASSETS	100.0%	$79,726,178

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SunAmerica New Century Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-84.5%
Aerospace & Military Technology-8.1%

Alliant Techsystems, Inc. †	26,400	$2,010,888
DRS Technologies, Inc.	37,700	1,938,534
Goodrich Corp.	39,600	1,627,560
L-3 Communications Holdings, Inc.	27,900	2,074,365

		7,651,347

Apparel & Textiles-1.9%

Coach, Inc. †	53,300	1,777,022

Banks-4.3%

North Fork Bancorp., Inc.	66,000	1,805,760
Signature Bank †	82,500	2,315,775

		4,121,535

Broadcasting & Media-1.2%

Univision Communications, Inc., Class A †	40,500	1,190,295

Business Services-4.1%

Alliance Data Systems Corp. †	60,400	2,150,240
Fastenal Co.	24,400	956,236
Stericycle, Inc. †	14,000	824,320

		3,930,796

Computer Software-2.6%

Adobe Systems, Inc.	37,700	1,393,392
Salesforce.com, Inc. †	33,600	1,076,880

		2,470,272

Computers & Business Equipment-1.7%

Network Appliance, Inc. †	59,000	1,593,000

Electronics-7.6%

Analog Devices, Inc.	61,600	2,209,592
Broadcom Corp., Class A †	25,500	1,202,325
Marvell Technology Group, Ltd. †	51,500	2,888,635
National Semiconductor Corp.	36,600	950,868

		7,251,420

Energy Services-2.3%

Cooper Cameron Corp. †	32,200	1,333,080
Patterson-UTI Energy, Inc.	24,600	810,570

		2,143,650

Energy Sources-5.0%

EOG Resources, Inc.	17,000	1,247,290
Peabody Energy Corp.	28,700	2,365,454
XTO Energy, Inc.	27,000	1,186,380

		4,799,124

Entertainment Products-0.7%

Harman International Industries, Inc.	6,400	626,240

Financial Services-1.9%

CapitalSource, Inc.	36,700	822,080
Legg Mason, Inc.	8,100	969,489

		1,791,569

Food, Beverage & Tobacco-1.0%

The Hershey Co.	17,400	961,350

Forest Products-0.5%

Smurfit-Stone Container Corp. †	33,000	467,610

Health Services-5.1%

Centene Corp. †	27,300	717,717
Cerner Corp. †	7,000	636,370
Coventry Health Care, Inc. †	19,500	1,110,720
Humana, Inc. †	8,700	472,671
Kindred Healthcare, Inc. †	28,400	731,584
Laboratory Corp. of America Holdings †	10,800	581,580
Quest Diagnostics, Inc.	11,400	586,872

		4,837,514

Household & Personal Products-2.4%

Clorox Co.	9,200	523,388
Fortune Brands, Inc.	13,800	1,076,676
Jarden Corp. †	23,600	711,540

		2,311,604

Housing & Household Durables-0.5%

The Stanley Works	10,800	518,832

Internet Software-2.6%

Symantec Corp. †	140,200	2,453,500

Leisure & Tourism-3.5%

Royal Caribbean Cruises, Ltd.	21,300	959,778
Scientific Games Corp., Class A †	69,100	1,885,048
Starwood Hotels & Resorts Worldwide, Inc.	7,600	485,336

		3,330,162

Machinery-2.6%

Rockwell Automation, Inc.	41,700	2,466,972

Manufacturing-9.4%

Danaher Corp.	40,200	2,242,356
Dover Corp.	64,200	2,599,458
ITT Industries, Inc.	18,200	1,871,324
Roper Industries, Inc.	57,300	2,263,923

		8,977,061

Medical Products-6.0%

Bausch & Lomb, Inc.	6,400	434,560
Biomet, Inc.	16,100	588,777
C.R. Bard, Inc.	8,600	566,912
Fisher Scientific International, Inc. †	8,500	525,810
Kinetic Concepts, Inc. †	41,900	1,665,944
Neurocrine Biosciences, Inc. †	14,700	922,131
The Cooper Cos., Inc.	20,200	1,036,260

		5,740,394

Pharmaceuticals-2.0%

Allergan, Inc.	6,600	712,536
Genzyme Corp. †	6,700	474,226
Sepracor, Inc. †	13,800	712,080

		1,898,842

Retail-4.7%

Bed Bath & Beyond, Inc. †	43,600	1,576,140
Inergy LP	24,400	632,692
Kohl’s Corp. †	15,000	729,000
Urban Outfitters, Inc. †	44,500	1,126,295
Williams-Sonoma, Inc. †	9,400	405,610

		4,469,737

Telecommunications-2.8%

Andrew Corp. †	165,000	1,770,450
NII Holdings, Inc. †	21,600	943,488

		2,713,938

Total Long-Term Investment Securities (cost $74,672,537)		80,493,786

REPURCHASE AGREEMENTS-12.7%

State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$108,000	108,000
UBS Securities LLC Joint Repurchase Agreement (1)	12,000,000	12,000,000

Total Repurchase Agreements (cost $12,108,000)		12,108,000

TOTAL INVESTMENTS (cost $86,780,537) (2)	97.2%	92,601,786
Other assets less liabilities	2.8	2,625,674

NET ASSETS	100.0%	$95,227,460

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

See Notes to Portfolio of Investments

SunAmerica Growth And Income Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-99.8%
Aerospace & Military Technology-6.3%

Alliant Techsystems, Inc. †	28,900	$2,201,313
Goodrich Corp.	46,000	1,890,600
L-3 Communications Holdings, Inc.	28,800	2,141,280
United Technologies Corp.	40,300	2,253,173

		8,486,366

Apparel & Textiles-3.0%

Coach, Inc. †	41,800	1,393,612
NIKE, Inc., Class B	30,700	2,664,453

		4,058,065

Banks-5.8%

Bank of America Corp.	62,000	2,861,300
U.S. Bancorp	93,500	2,794,715
Wells Fargo & Co.	34,500	2,167,635

		7,823,650

Broadcasting & Media-5.0%

Clear Channel Communications, Inc.	63,300	1,990,785
Comcast Corp., Class A †	96,000	2,492,160
Omnicom Group, Inc.	27,200	2,315,536

		6,798,481

Chemicals-1.5%

The Dow Chemical Co.	46,600	2,042,012

Computer Software-2.9%

Microsoft Corp.	151,600	3,964,340

Computers & Business Equipment-2.7%

International Business Machines Corp.	45,000	3,699,000

Conglomerate-2.8%

General Electric Co.	107,100	3,753,855

Electronics-6.2%

AMETEK, Inc.	63,600	2,705,544
Intel Corp.	168,700	4,210,752
Texas Instruments, Inc.	45,100	1,446,357

		8,362,653

Energy Services-1.2%

Schlumberger, Ltd.	17,100	1,661,265

Energy Sources-7.4%

Chevron Corp.	57,100	3,241,567
Exxon Mobil Corp.	71,000	3,988,070
Marathon Oil Corp.	45,200	2,755,844

		9,985,481

Financial Services-11.7%

American Express Co.	44,300	2,279,678
Capital One Financial Corp.	27,400	2,367,360
Citigroup, Inc.	53,800	2,610,914
JPMorgan Chase & Co.	71,800	2,849,742
Morgan Stanley	49,200	2,791,608
The Bear Stearns Cos., Inc.	25,600	2,957,568

		15,856,870

Food, Beverage & Tobacco-5.3%

Altria Group, Inc.	39,300	2,936,496
Diageo PLC Sponsored ADR	36,400	2,122,120
PepsiCo, Inc.	36,000	2,126,880

		7,185,496

Health Services-3.1%

Aetna, Inc.	21,500	2,027,665
WellPoint, Inc. †	26,400	2,106,456

		4,134,121

Household & Personal Products-2.0%

Procter & Gamble Co.	45,600	2,639,328

Insurance-3.0%

The Allstate Corp.	37,800	2,043,846
The Chubb Corp.	20,900	2,040,885

		4,084,731

Leisure & Tourism-1.5%

Royal Caribbean Cruises, Ltd.	44,600	2,009,676

Manufacturing-4.2%

Dover Corp.	51,400	2,081,186
ITT Industries, Inc.	21,000	2,159,220
Roper Industries, Inc.	36,800	1,453,968

		5,694,374

Medical Products-4.1%

Johnson & Johnson	45,600	2,740,560
Medtronic, Inc.	48,000	2,763,360

		5,503,920

Metals & Mining-1.0%

Alcoa, Inc.	45,800	1,354,306

Pharmaceuticals-4.9%

Abbott Laboratories	32,900	1,297,247
Amgen, Inc. †	17,600	1,387,936
Merck & Co., Inc.	42,400	1,348,744
Pfizer, Inc.	112,650	2,626,998

		6,660,925

Retail-3.7%

Kohl’s Corp. †	60,700	2,950,020
Wal-Mart Stores, Inc.	42,500	1,989,000

		4,939,020

Telecommunications-8.5%

BellSouth Corp.	55,500	1,504,050
Cisco Systems, Inc. †	84,300	1,443,216
Nokia Oyj Sponsored ADR	163,600	2,993,880
QUALCOMM, Inc.	34,500	1,486,260
Sprint Nextel Corp.	112,500	2,628,000
Verizon Communications, Inc.	45,900	1,382,508

		11,437,914

Utilities-2.0%
FPL Group, Inc.	65,100	2,705,556

Total Long-Term Investment Securities (cost $127,047,607)		134,841,405

REPURCHASE AGREEMENTS-0.6%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $845,000)	$845,000	845,000

TOTAL INVESTMENTS (cost $127,892,607) (2)	100.4%	135,686,405
Liabilities in excess of other assets	(0.4)	(590,392)

NET ASSETS	100.0%	$135,096,013

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

ADR-American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica Balanced Assets Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-63.6%
Aerospace & Military Technology-1.2%

L-3 Communications Holdings, Inc.	9,000	$669,150
United Technologies Corp.	27,484	1,536,630

		2,205,780

Apparel & Textiles-2.4%

Coach, Inc.†	43,100	1,436,954
NIKE, Inc., Class B	35,000	3,037,650

		4,474,604

Banks-4.5%

Bank of America Corp.	55,888	2,579,231
North Fork Bancorp., Inc.	43,100	1,179,216
U.S. Bancorp	36,400	1,087,996
Wachovia Corp.	33,300	1,760,238
Wells Fargo & Co.	27,000	1,696,410

		8,303,091

Broadcasting & Media-1.9%

Comcast Corp., Class A†	38,900	1,009,844
News Corp., Class A	63,874	993,241
Omnicom Group, Inc.	9,000	766,170
Time Warner, Inc.	43,844	764,639

		3,533,894

Chemicals-0.8%

du Pont (E.I.) de Nemours & Co.	18,400	782,000
The Dow Chemical Co.	17,600	771,232

		1,553,232

Computer Software-2.1%

EMC Corp.†	58,300	794,046
Microsoft Corp.	115,078	3,009,290

		3,803,336

Computers & Business Equipment-2.5%

Apple Computer, Inc.†	20,000	1,437,800
Dell, Inc.†	25,100	752,749
International Business Machines Corp.	30,485	2,505,867

		4,696,416

Conglomerate-2.5%

General Electric Co.	107,800	3,778,390
Tyco International, Ltd.	27,200	784,992

		4,563,382

Electronics-4.0%

AMETEK, Inc.	40,100	1,705,854
Broadcom Corp., Class A†	23,000	1,084,450
Intel Corp.	82,200	2,051,712
National Semiconductor Corp.	42,200	1,096,356
Texas Instruments, Inc.	48,200	1,545,774

		7,484,146

Energy Services-1.5%

ENSCO International, Inc.	20,000	887,000
Transocean, Inc.†	25,900	1,804,971

		2,691,971

Energy Sources-4.2%

Amerada Hess Corp.	6,300	798,966
Chevron Corp.	27,128	1,540,057
ConocoPhillips	13,600	791,248
Exxon Mobil Corp.	41,400	2,325,438
Marathon Oil Corp.	17,800	1,085,266
Smith International, Inc.	20,000	742,200
Ultra Petroleum Corp.†	8,000	446,400

		7,729,575

Financial Services-6.9%

American Express Co.	50,700	2,609,022
Capital One Financial Corp.	10,218	882,835
Citigroup, Inc.	46,888	2,275,475
JPMorgan Chase & Co.	46,300	1,837,647
Merrill Lynch & Co., Inc.	12,966	878,187
The Bear Stearns Cos., Inc.	19,900	2,299,047
The Goldman Sachs Group, Inc.	14,600	1,864,566

		12,646,779

Food, Beverage & Tobacco-2.7%

Altria Group, Inc.	34,900	2,607,728
Diageo PLC Sponsored ADR	17,400	1,014,420
PepsiCo, Inc.	24,200	1,429,736

		5,051,884

Health Services-2.3%

Cardinal Health, Inc.	12,500	859,375
UnitedHealth Group, Inc.	24,100	1,497,574
WellPoint, Inc.†	22,800	1,819,212

		4,176,161

Household & Personal Products-0.7%

Procter & Gamble Co.	22,500	1,302,300

Insurance-1.0%

The Allstate Corp.	14,100	762,387
The Chubb Corp.	10,900	1,064,385

		1,826,772

Internet Content-1.7%

eBay, Inc.†	25,000	1,081,250
Google, Inc., Class A†	1,800	746,748
Yahoo!, Inc.†	35,100	1,375,218

		3,203,216

Leisure & Tourism-1.0%

Carnival Corp.	20,000	1,069,400
Royal Caribbean Cruises, Ltd.	15,800	711,948

		1,781,348

Machinery-1.2%

IDEX Corp.	33,300	1,368,963
Rockwell Automation, Inc.	13,000	769,080

		2,138,043

Manufacturing-1.3%

Danaher Corp.	13,100	730,718
Dover Corp.	19,990	809,395
ITT Industries, Inc.	8,811	905,947

		2,446,060

Medical Products-0.6%

Medtronic, Inc.	18,000	1,036,260

Metals & Mining-0.7%

Alcoa, Inc.	17,200	508,604
Phelps Dodge Corp.	6,000	863,220

		1,371,824

Pharmaceuticals-5.3%

Amgen, Inc.†	15,600	1,230,216
AstraZeneca PLC Sponsored ADR	15,000	729,000
Biogen Idec, Inc.†	15,000	679,950
Genentech, Inc.†	18,800	1,739,000
Genzyme Corp.†	26,100	1,847,358
Merck & Co., Inc.	16,000	508,960
Pfizer, Inc.	73,914	1,723,675
Schering-Plough Corp.	64,300	1,340,655

		9,798,814

Restaurants-0.3%

McDonald’s Corp.	16,000	539,520

Retail-3.4%

CVS Corp.	25,000	660,500
Federated Department Stores, Inc.	7,700	510,741
Kohl’s Corp.†	20,000	972,000
The Gap, Inc.	40,900	721,476
The Home Depot, Inc.	35,100	1,420,848
Urban Outfitters, Inc.†	36,200	916,222
Wal-Mart Stores, Inc.	24,300	1,137,240

		6,339,027

Telecommunications-4.8%

BellSouth Corp.	40,400	1,094,840
Corning, Inc.†	33,200	652,712
Motorola, Inc.	64,400	1,454,796
Nokia Oyj Sponsored ADR	43,000	786,900
QUALCOMM, Inc.	42,650	1,837,362
Sprint Nextel Corp.	83,800	1,957,568
Verizon Communications, Inc.	33,500	1,009,020

		8,793,198

Transportation-0.5%

Norfolk Southern Corp.	20,000	896,600

Utilities-1.6%

FPL Group, Inc.	25,600	1,063,936
The Southern Co.	31,500	1,087,695
TXU Corp.	15,200	762,888

		2,914,519

Total Common Stock (cost $111,003,834)		117,301,752

ASSET-BACKED SECURITIES-3.3%
Financial Services-3.3%

American Express Credit Account Master Trust, Series 2005-7, Class B
4.74% due 03/16/15 (3)	$300,000	299,229
Banc of America Commercial Mtg., Inc., Series 2005-6, Class AJ
5.18% due 09/10/47 (5)(11)	200,000	200,264
Banc of America Commercial Mtg., Inc., Series 2005-6, Class F
5.18% due 09/10/47 (5)(11)	400,000	395,408
Banc of America Commercial Mtg., Inc., Series 2005-6, Class D
5.18% due 09/10/47 (5)(11)	200,000	198,906
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class C
5.47% due 12/11/40 (5)(11)	190,000	192,697
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PW10, Class F
5.47% due 12/11/40 (5)(11)	375,000	376,920
Citigroup Mtg. Loan Trust, Inc., Series 2005-WF2, Class AF6B
5.55% due 08/25/35 (7)(11)	540,000	519,876
Commercial Mtg. Pass Through Certificates, Series 2004-LB2A, Class A3
4.22% due 03/10/39 (5)	2,025,000	1,951,224
CS First Boston Mtg. Securities Corp., Series 2005-TF3AC, Class A2
4.75% due 11/15/20*#(3)(5)	1,015,000	1,014,997
Morgan Stanley Capital I, Series 2005-HQ7, Class D
5.21% due 11/14/42 (5)(11)	160,000	158,824
Morgan Stanley Capital I, Series 2005-HQ7, Class G
5.21% due 11/14/42*#(5)(11)	240,000	235,735
Opteum Mtg. Acceptance Corp., Series 2005-4, Class 1A1A
4.70% due 11/25/35 (3)(7)	259,531	259,525
Residential Asset Securities Corp., Series 2004-KS11, Class AI2
4.80% due 01/25/34 (3)	310,000	310,788

Total Asset-Backed Securities (cost $6,120,003)		6,114,393

CORPORATE BONDS-12.9%
Aerospace & Military Technology-0.1%

Raytheon Co.
6.75% due 08/15/07	220,000	225,383

Automotive-0.1%

Cooper-Standard Automotive, Inc.
8.38% due 12/15/14	25,000	19,000
DaimlerChrysler NA Holding Corp.
4.88% due 06/15/10	75,000	73,229
Dana Corp.
5.85% due 01/15/15	75,000	53,250
Dura Operating Corp., Series B
8.63% due 04/15/12	40,000	33,000
Ford Motor Co.
7.45% due 07/16/31	100,000	68,000

		246,479

Banks-1.8%

Bank of America Corp.
7.80% due 09/15/16	52,000	62,378
BankBoston Capital Trust IV
5.06% due 06/08/28 (3)	222,000	214,202
Charter One Bank NA
6.38% due 05/15/12	377,000	405,269
Colonial Bank NA
6.38% due 12/01/15	70,000	71,978
Countrywide Home Loans, Inc., Series K
5.50% due 02/01/07	130,000	130,631
First Maryland Capital II
5.10% due 02/01/27 (3)	196,000	191,832
HSBC Bank USA NA
4.63% due 04/01/14	100,000	96,015
HSBC Bank USA NA
5.63% due 08/15/35	80,000	78,246
JPMorgan Chase Bank NA
6.13% due 11/01/08	136,000	139,838
Key Bank NA
7.00% due 02/01/11	89,000	96,713
PNC Bank NA
4.88% due 09/21/17	130,000	124,558
PNC Funding Corp.
5.13% due 12/14/10	130,000	130,417
PNC Funding Corp.
5.75% due 08/01/06	240,000	241,166
Popular North America, Inc.
4.25% due 04/01/08	225,000	220,682
Sovereign Bancorp, Inc.
4.80% due 09/01/10*	206,000	201,894
State Street Bank & Trust Co.
5.30% due 01/15/16	39,000	39,440
US Bank NA
3.90% due 8/15/08	38,000	37,157
Wachovia Bank NA
4.80% due 11/01/14	65,000	63,085
Washington Mutual Bank
5.50% due 01/15/13	238,000	241,716
Wells Fargo & Co.
4.59% due 09/15/09 (3)	75,000	75,092
World Savings Bank FSB
4.13% due 12/15/09	344,000	334,875

		3,197,184

Broadcasting & Media-1.2%

CBS Corp.
6.63% due 05/15/11	150,000	156,224
Chancellor Media CCU
8.00% due 11/01/08	182,000	193,493
Charter Communications Holdings LLC
11.13% due 01/15/11	120,000	66,000
Clear Channel Communications, Inc.
6.88% due 06/15/18	150,000	151,101
Comcast Corp.
6.50% due 11/15/35	75,000	76,429
COX Communications, Inc.
7.63% due 06/15/25	88,000	98,730
COX Communications, Inc.
7.75% due 11/01/10	311,000	336,835
Historic TW, Inc.
6.63% due 05/15/29	75,000	74,895
News America, Inc.
6.40% due 12/15/35*	75,000	75,595
News America, Inc.
7.30% due 04/30/28	80,000	87,774
Nexstar Finance, Inc.
7.00% due 01/15/14	35,000	32,069
Paxson Communications Corp.
10.78% due 01/15/13*(3)	225,000	216,281
Paxson Communications Corp.
12.25% due 01/15/09 (4)	230,000	243,513
Time Warner Entertainment Co. LP
8.38% due 03/15/23	221,000	255,545
Young Broadcasting, Inc.
10.00% due 03/01/11	125,000	117,031

		2,181,515

Business Services-0.2%

Affinity Group, Inc.
9.00% due 02/15/12	65,000	64,919
Monitronics International, Inc.
11.75% due 09/01/10	85,000	83,937
PHH Corp.
6.00% due 03/01/08	216,000	219,169

		368,025

Chemicals-0.2%

BCI US Finance Corp.
9.78% due 07/15/10*(3)	175,000	177,188
Cytec Industries, Inc.
6.00% due 10/01/15	130,000	123,819
du Pont (E.I.) de Nemours & Co.
4.13% due 04/30/10	38,000	36,692
Lubrizol Corp.
4.63% due 10/01/09	65,000	63,708

		401,407

Computer Services-0.1%

Computer Sciences Corp.
3.50% due 04/15/08	65,000	62,350
Unisys Corp.
8.00% due 10/15/12	50,000	46,250

		108,600

Computers & Business Equipment-0.0%

Activant Solutions, Inc.
10.05% due 04/01/10*(3)	30,000	30,937

Education-0.1%

Tulane University of Louisiana
5.17% due 11/15/12 #(3)	175,000	175,525

Electrical Equipment-0.0%

Avnet, Inc.
6.00% due 09/01/15	65,000	63,232

Energy Services-0.3%

El Paso Production Holding Co.
7.75% due 06/01/13	315,000	326,812
Hanover Compressor Co.
9.00% due 06/01/14	75,000	81,750
Seitel, Inc.
11.75% due 07/15/11	100,000	111,250

		519,812

Energy Sources-0.2%

Encore Acquisition Co.
6.00% due 07/15/15	41,000	37,720
Encore Acquisition Co.
6.25% due 04/15/14	24,000	22,800
Enterprise Products Operating LP, Series B
6.88% due 03/01/33	85,000	90,045
Hilcorp Energy Finance Co.
10.50% due 09/01/10*	61,000	67,557
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/10	79,808	85,907

		304,029

Financial Services-3.1%

AMBAC Financial Group, Inc.
5.95% due 12/05/35	150,000	153,601
Ameriprise Financial, Inc.
5.35% due 11/15/10	91,000	91,624
Ameriprise Financial, Inc.
5.65% due 11/15/15	130,000	132,105
BAE Systems Holdings, Inc.
4.75% due 08/15/10*	290,000	284,807
BAE Systems Holdings, Inc.
5.20% due 08/15/15*	216,000	211,668
BAE Systems Holdings, Inc.
6.40% due 12/15/11*	292,000	309,551
Capital One Bank
5.13% due 02/15/14	100,000	98,406
Consolidated Communications Holdings, Inc.
9.75% due 04/01/12	159,000	169,335
Ford Motor Credit Co.
5.70% due 01/15/10	96,000	81,606
Ford Motor Credit Co.
5.80% due 01/12/09	135,000	117,766
Ford Motor Credit Co.
6.38% due 11/05/08	179,000	160,505
Ford Motor Credit Co.
8.63% due 11/01/10	75,000	68,399
General Electric Capital Corp.
2.80% due 01/15/07	261,000	255,671
General Electric Capital Corp., Series A
5.38% due 03/15/07	216,000	217,357
General Electric Capital Corp., Series A
6.75% due 03/15/32	243,000	285,246
General Motors Acceptance Corp.
8.00% due 11/01/31	525,000	502,888
HSBC Finance Capital Trust IX
5.91% due 11/30/15 (12)	100,000	100,851
HSBC Finance Corp.
7.00% due 05/15/12	130,000	142,203
ING USA Global Funding Trust
4.50% due 10/01/10	130,000	127,439
JPMorgan Chase & Co.
5.15% due 10/01/15	18,000	17,745
Lehman Brothers Holdings, Inc., Series H
4.50% due 07/26/10	130,000	127,274
MBNA America Bank NA
7.13% due 11/15/12	65,000	72,664
MBNA Corp.
4.63% due 09/15/08	233,000	231,309
Morgan Stanley
5.38% due 10/15/15	130,000	130,126
NGC Corp. Capital Trust, Series B
8.32% due 06/01/27	200,000	177,000
Pricoa Global Funding I
3.90% due 12/15/08*	100,000	97,171
Pricoa Global Funding I
4.63% due 06/25/12*	70,000	68,186
PX Escrow Corp.
9.63% due 02/01/06 (4)	75,000	71,250
Residential Capital Corp.
6.38% due 06/30/10	291,000	295,690
Residential Capital Corp.
6.88% due 06/30/15	146,000	155,137
Salomon Smith Barney, Inc.
5.88% due 03/15/06	276,000	276,682
Sprint Capital Corp.
6.88% due 11/15/28	182,000	198,870
The Bear Stearns Cos., Inc.
5.30% due 10/30/15	65,000	64,855
Transamerica Finance Corp.
6.40% due 09/15/08	75,000	77,723
Xlliac Global Funding
4.80% due 08/10/10*	135,000	133,298

		5,706,008

Food, Beverage & Tobacco-0.1%

Alliance One International, Inc.
12.75% due 11/15/12*	185,000	150,775
Coca-Cola Enterprises, Inc.
8.50% due 02/01/22	34,000	44,702
Foster’s Finance Corp.
6.88% due 06/15/11*	65,000	70,022

		265,499

Forest Products-0.1%

Crown Cork & Seal Co., Inc.
8.00% due 04/15/23	60,000	57,600
Pliant Corp.
11.13% due 09/01/09 (9)(13)	92,000	81,880

		139,480

Funeral Services-0.0%

Service Corp. International
6.75% due 04/01/16	60,000	58,500

Health Services-0.1%

HCA, Inc.
6.95% due 05/01/12	150,000	155,587
Psychiatric Solutions, Inc.
7.75% due 07/15/15	100,000	103,250

		258,837

Insurance-0.7%

Americo Life, Inc.
7.88% due 05/01/13*	134,000	138,649
Assurant, Inc.
6.75% due 02/15/34	75,000	81,509
Metropolitan Life Global Funding I
4.25% due 07/30/09*	143,000	140,253
Metropolitan Life Global Funding I
4.63% due 08/19/10*	65,000	63,937
MIC Financing Trust I
8.38% due 02/01/27*	67,000	68,647
Ohio Casualty Corp.
7.30% due 06/15/14	201,000	216,039
Selective Insurance Group, Inc.
6.70% due 11/01/35*	75,000	76,458
The Allstate Corp.
5.55% due 05/09/35	75,000	73,497
The Allstate Corp.
7.20% due 12/01/09	238,000	256,276
The Chubb Corp.
6.00% due 11/15/11	91,000	94,800

		1,210,065

Leisure & Tourism-0.3%

American Airlines, Inc., Series 2001-1, Class A-2
6.82% due 11/23/12	200,000	191,048
Brunswick Corp.
5.00% due 06/01/11	103,000	101,294
Continental Airlines, Inc., Series 1999-2, Class C-1
7.73% due 09/15/12	9,075	7,570
Delta Airlines, Inc.
8.30% due 12/15/29 (8)(9)	60,000	13,500
Delta Airlines, Inc.
10.00% due 08/15/08 (8)(9)	75,000	16,500
Hilton Hotels Corp.
7.20% due 12/15/09	72,000	75,602
MGM Mirage, Inc.
5.88% due 02/27/14	125,000	119,375
Riviera Holdings Corp.
11.00% due 06/15/10	55,000	59,194

		584,083

Medical Products-0.1%

Boston Scientific Corp.
6.25% due 11/15/35	74,000	77,825
CDRV Investors, Inc.
9.63% due 01/01/15 (4)	80,000	49,000
Universal Hospital Services, Inc.
10.13% due 11/01/11	65,000	67,275

		194,100

Metals & Mining-0.2%

Barrick Gold Finance Co.
5.80% due 11/15/34	80,000	77,824
Newmont Mining Corp.
8.63% due 05/15/11	65,000	74,940
Phelps Dodge Corp.
6.13% due 03/15/34	159,000	156,363

		309,127

Pharmaceuticals-0.4%

American Home Products Corp.
6.95% due 03/15/11	123,000	132,688
Genentech, Inc.
5.25% due 07/15/35	347,000	334,399
Merck & Co., Inc.
2.50% due 03/30/07	129,000	125,043
Wyeth
6.00% due 02/15/36*	75,000	77,234

		669,364

Real Estate Investment Trusts-0.0%

Commercial Net Lease Realty, Inc.
6.15% due 12/15/15	65,000	65,969

Retail-0.1%

Rent-Way, Inc.
11.88% due 06/15/10	145,000	154,244

Telecommunications-1.1%

Alltel Corp.
4.66% due 05/17/07	169,000	168,233
American Cellular Corp., Series B
10.00% due 08/01/11	225,000	244,125
GTE Northwest, Inc., Series D
5.55% due 10/15/08	70,000	69,626
LCI International, Inc.
7.25% due 06/15/07	390,000	391,950
New Cingular Wireless Services, Inc.
7.88% due 03/01/11	445,000	499,315
New England Telephone & Telegraph Co.
7.88% due 11/15/29	80,000	89,094
New York Telephone Co.
7.00% due 06/15/13	96,000	101,127
Triton PCS, Inc.
8.50% due 06/01/13	25,000	23,250
Verizon New York, Inc., Series A
6.88% due 04/01/12	42,000	43,782
Verizon New York, Inc., Series B
7.38% due 04/01/32	297,000	312,239

		1,942,741

Transportation-0.5%

Atlas Air, Inc., Series 1999-1, Class B
7.63% due 07/02/16	499,529	411,703
Burlington Northern Santa Fe Corp.
7.29% due 06/01/36	86,000	105,593
Burlington Northern Santa Fe Corp.
8.13% due 04/15/20	123,000	154,633
Norfolk Southern Corp.
5.59% due 05/17/25	195,000	194,812
Ryder Systems, Inc.
5.00% due 06/15/12	138,000	131,369

		998,110

Utilities-1.9%

Calpine Corp.
8.75% due 07/15/13*(8)(9)	400,000	328,000
Carolina Power & Light Co.
5.25% due 12/15/15	130,000	129,836
CenterPoint Energy Houston Electric LLC, Series L2
5.60% due 07/01/23	100,000	98,945
CenterPoint Energy Resources Corp.
7.75% due 02/15/11	130,000	143,738
Centerpoint Energy, Inc., Series B
5.88% due 06/01/08	140,000	141,892
Cleco Power LLC
6.50% due 12/01/35	150,000	150,994
Consolidated Edison, Inc.
3.63% due 08/01/08	146,000	141,490
Entergy Louisiana, Inc.
5.83% due 11/01/10	195,000	195,599
KeySpan Corp.
4.90% due 05/16/08	357,000	356,859
Kinder Morgan Finance Co. ULC
6.40% due 01/05/36*	75,000	76,866
Mirant Corp.
7.90% due 07/15/09†*(8)(9)	150,000	189,000
Pepco Holdings, Inc.
5.50% due 08/15/07	142,000	142,859
PSEG Power LLC
5.50% due 12/01/15	65,000	64,526
PSEG Power LLC
7.75% due 04/15/11	65,000	71,967
PSI Energy, Inc.
6.12% due 10/15/35	75,000	76,697
PSI Energy, Inc.
7.85% due 10/15/07	219,000	229,048
Puget Sound Energy, Inc.
5.20% due 10/01/15	212,000	209,608
Reliant Energy, Inc.
9.50% due 07/15/13	125,000	125,313
Southern California Gas Co.
5.75% due 11/15/35	150,000	153,322
The AES Corp.
7.75% due 03/01/14	200,000	209,750
Virginia Electric & Power Co., Series A
5.75% due 03/31/06	179,000	179,405

		3,415,714

Total Corporate Bonds (cost $23,840,923)		23,793,969

CONVERTIBLE BONDS-0.1%
Utilities-0.1%

Calpine Corp.
4.75% due 11/15/23 (8)(9) (cost $428,513)	600,000	156,000

FOREIGN BONDS & NOTES-2.6%
Banks-0.4%

Banco Continental de Panama SA
6.63% due 12/01/10*	68,000	67,840
HBOS Capital Funding LP
6.85% due 03/29/49	200,000	203,260
HBOS Treasury Services PLC
3.50% due 11/30/07*	281,000	274,224
NIB Capital Bank NV
5.82% due 12/11/13*(6)	140,000	138,453
UOB Cayman, Ltd.
5.80% due 03/15/16*(6)	130,000	131,482

		815,259

Broadcasting & Media-0.2%

Grupo Televisa SA
6.63% due 03/18/25	139,000	141,639
Telenet Group Holding NV
11.50% due 06/15/14*(4)	196,000	160,720

		302,359

Conglomerate-0.2%

Tyco International Group SA
6.75% due 02/15/11	365,000	383,757

Energy Sources-0.3%

BHP Billiton Finance USA Ltd.
5.00% due 12/15/10	130,000	130,016
Nexen, Inc.
5.88% due 03/10/35	167,000	164,214
Petro-Canada
7.00% due 11/15/28	172,000	195,657
PTT Public Co., Ltd
5.88% due 08/03/35*	96,000	92,468

		582,355

Financial Services-0.4%

Aries Vermogensverwaltungs GmbH
9.60% due 10/25/14	250,000	323,350
FBG Finance, Ltd.
5.88% due 06/15/35*	85,000	82,781
Nell AF SARL
8.38% due 08/15/15*	150,000	148,500
SovRisc BV
4.63% due 10/31/08*	133,000	132,707
UFJ Finance Aruba AEC
6.75% due 07/15/13	130,000	141,942

		829,280

Forest Products-0.0%

Abitibi-Consolidated, Inc.
8.55% due 08/01/10	65,000	65,813

Insurance-0.1%

Fairfax Financial Holdings, Ltd.
8.25% due 10/01/15	115,000	105,656
ING Groep NV
5.78% due 12/08/15 (6)	140,000	141,890

		247,546

Machinery-0.1%

Atlas Copco AB
6.50% due 04/01/08*	89,000	91,227

Metals & Mining-0.1%

Falconbridge, Ltd.
6.00% due 10/15/15	65,000	65,634
Inco, Ltd.
7.20% due 09/15/32	93,000	102,322
Teck Cominco, Ltd.
6.13% due 10/01/35	75,000	74,172

		242,128

Pharmaceuticals-0.1%

Elan Finance PLC
7.75% due 11/15/11	165,000	154,275

Real Estate Companies-0.1%

Brookfield Asset Management, Inc.
8.13% due 12/15/08	157,000	169,692

Retail-0.1%

Jean Coutu Group PJC, Inc.
8.50% due 08/01/14	100,000	91,500

Telecommunications-0.4%

America Movil SA de CV
6.38% due 03/01/35	112,000	110,466
TELUS Corp.
7.50% due 06/01/07	283,000	292,236
TELUS Corp.
8.00% due 06/01/11	238,000	266,812

		669,514

Transportation-0.1%

Canadian National Railway Co.
6.38% due 10/15/11	130,000	138,480

Total Foreign Bonds & Notes (cost $4,775,618)		4,783,185

FOREIGN GOVERNMENT AGENCIES-1.8%

Federal Republic of Brazil
8.00% due 01/15/18	200,000	215,800
Federal Republic of Brazil
10.50% due 07/14/14	205,000	251,228
Republic of Argentina
4.01% due 08/03/12 (3)	230,000	180,090
Republic of Argentina
8.28% due 12/31/33	341,137	283,996
Republic of Turkey
9.00% due 06/30/11	190,000	216,600
Republic of Turkey
11.88% due 01/15/30	380,000	584,250
Republic of Venezuela
8.50% due 10/08/14	100,000	110,000
Republic of Venezuela
9.25% due 09/15/27	500,000	592,500
Russian Federation
7.50% due 03/31/30*(4)	125,000	140,938
Russian Federation
7.50% due 03/31/30 (4)	350,000	395,114
United Mexican States
6.63% due 03/03/15	150,000	164,250
United Mexican States, Series A
7.50% due 04/08/33	144,000	170,496

Total Foreign Government Agencies (cost $3,036,511)		3,305,262

U.S. GOVERNMENT OBLIGATIONS-1.6%
U.S Treasury Bonds-1.4%
5.38% due 02/15/31	$1,956,000	2,197,138
6.25% due 08/15/23	308,000	367,795

		2,564,933

U.S. Treasury Notes-0.2%
3.88% due 09/15/10	90,000	88,126
4.25% due 10/15/10	130,000	129,320
4.50% due 11/15/10	65,000	65,351
4.50% due 11/15/15	60,000	60,492

		343,289

Total U.S. Government Obligations (cost $2,854,609)		2,908,222

U.S. GOVERNMENT AGENCIES-11.0%
Federal Home Loan Mortgage Corporation-5.0%
4.45% due 03/06/08	495,000	491,403
4.50% due 04/01/19	1,829,897	1,784,733
4.75% due 01/18/11	155,000	154,920
5.00% due 05/01/34	1,285,776	1,291,006
5.00% due 06/01/34	1,640,349	1,650,358
5.00% due 11/01/35	1,151,289	1,160,372
5.50% due 07/01/34	736,132	730,096
5.75% due 04/15/08	200,000	204,307
6.00% due 12/01/33	1,219,725	1,234,017
6.88% due 09/15/10	231,000	251,455
7.00% due 04/01/32	251,827	262,266

		9,214,933

Federal National Mortgage Association-4.8%
3.88% due 02/01/08	295,000	290,009
5.00% due 07/01/18	948,228	924,709
5.00% due 08/01/18	488,977	476,848
5.00% due 07/01/33	1,639,896	1,561,488
5.50% due 10/01/17	215,193	211,751
5.50% due 11/01/17	555,255	548,761
5.50% due 12/01/33	1,452,640	1,412,739
6.00% due 06/01/17	425,640	413,391
6.00% due 12/01/33	963,614	944,814
6.00% due 08/01/34	553,340	548,964
6.50% due 09/01/10	149,288	157,008
6.50% due 09/01/32	1,087,756	1,063,103
6.50% due 04/01/34	182,134	180,889

		8,734,474

Government National Mortgage Association-1.1%
5.50% due 05/15/33	691,832	683,912
5.50% due 09/15/33	259,161	255,998
5.50% due 12/15/33	850,850	840,465
7.50% due 01/15/32	220,043	215,299
7.50% due 04/15/32	1,338	1,309

		1,996,983

Tennessee Valley Authority-0.1%
4.65% due 06/15/35	174,000	164,507

Total U.S. Government Agencies (cost $20,429,955)		20,110,897

PREFERRED STOCK-0.4%
Financial Services-0.3%

Fannie Mae, Series O
7.00%(3)	2,250	122,287
Freddie Mac
5.70%	2,093	100,778
General Electric Capital Corp.
8.00%(4)	14,000	324,660

		547,725

Insurance-0.1%

Endurance Specialty Holdings, Ltd.
7.75%	11,000	260,700

Total Preferred Stock (cost $848,095)		808,425

RIGHTS-0.0%
Foreign Government Agencies-0.0%

Republic of Argentina, Expires 12/15/35 (10) (cost $46,129)	949,555	49,377

Total Long-Term Investment Securities (cost $173,384,190)		179,331,482

SHORT-TERM INVESTMENT SECURITIES-1.6%

CORPORATE BONDS-0.2%
Chemicals-0.1%

ICI North America
8.88% due 11/15/06	141,000	145,250

Food, Beverage & Tobacco-0.1%

ConAgra Foods, Inc.
6.00% due 09/15/06	116,000	116,803

Utilities-0.0%

Consolidated Natural Gas Co., Series B
5.38% due 11/01/06	82,000	82,232

Total Corporate Bonds (cost $346,068)		344,285

U.S. GOVERNMENT OBLIGATIONS-1.4%
U.S. Treasury Notes
6.88% due 05/15/06 (cost $2,523,899)	2,500,000	2,522,557

U.S. GOVERNMENT AGENCIES-0.0%
Federal National Mortgage Association
1.75% due 06/16/06 (cost $49,583)	50,000	49,366

Total Short-Term Investment Securities (cost $2,919,550)		2,916,208

REPURCHASE AGREEMENTS-1.2%

State Street Bank & Trust Co. Joint Repurchase Agreement (1)	1,876,000	1,876,000
Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $437,100 and collateralized by $325,000 of United States Treasury Bonds, bearing interest at 8.13%, due 08/15/19 and having an approximate aggregate value of $452,156	437,000	437,000

Total Repurchase Agreements (cost $2,313,000)		2,313,000

TOTAL INVESTMENTS (cost $178,616,740) (2)	100.1%	184,560,690
Liabilities in excess of other assets	(0.1)	(215,344)

NET ASSETS	100.0%	$184,345,346

†	Non-income producing securities
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $3,731,947 representing 1.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	Fair valued security; see Note 1
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis
(3)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of December 31, 2005.
(4)	“Step-up” security where the rate increases (“steps up”) at a predetermined rate. Rate shown reflects the increased rate.
(5)	Commercial mortgage backed security
(6)	Variable rate security - the rate reflected is as of December 31, 2005; maturity date reflects next reset date.
(7)	Collateralized Mortgage Obligations
(8)	Company has filed Chapter 11 bankruptcy protection.
(9)	Bond in default.
(10)	Gross Domestic Product (“GDP”) linked security. Income is linked to the growth of Argentina’s GDP.
(11)	Variable rate security - the rate reflected is as of December 31, 2005; maturity date reflects stated maturity date.
(12)	Security has a perpetual maturity date. The maturity date shown reflects the call date.
(13)	Company has filed Chapter 11 bankruptcy protection subsequent to December 31, 2005.
ADR	– American Depository Receipt

See Notes to Portfolio of Investments

SunAmerica International Equity Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-97.8%
Australia-3.6%

Australia and New Zealand Banking Group, Ltd.	26,200	$460,013
BHP Billiton, Ltd.	65,300	1,089,076
CSL, Ltd.	28,600	891,083
Woolworths, Ltd.	82,880	1,023,795

		3,463,967

Belgium-3.1%

KBC Groep NV	32,400	3,016,885

China-0.5%

China Life Insurance Co., Ltd. †	563,000	497,385

Denmark-2.6%

GN Store Nord A/S	190,800	2,497,779

Finland-2.5%

Nokia Oyj Sponsored ADR	132,600	2,426,580

France-4.8%

AXA SA	51,500	1,662,065
CNP Assurances	23,200	1,829,267
Sanofi-Aventis	13,100	1,147,673

		4,639,005

Germany-12.2%

Adidas-Salomon AG	10,500	1,988,952
Allianz AG	29,800	4,513,751
DaimlerChrysler AG	50,700	2,589,424
Merck KGaA	8,200	679,073
RWE AG	28,600	2,117,914

		11,889,114

Greece-6.1%

National Bank of Greece SA	86,000	3,659,245
OPAP SA	66,400	2,287,579

		5,946,824

Hong Kong-0.8%

Hysan Development Co., Ltd.	320,000	792,401
Peregrine Investments Holdings, Ltd. † (1) (2)	91,000	0

		792,401

Italy-7.5%

Saipem SpA	264,300	4,336,860
Unicredito Italiano SpA	427,100	2,942,846

		7,279,706

Japan-25.2%

FANUC, Ltd.	19,700	1,672,082
Ibiden Co., Ltd.	28,400	1,521,923
Japan Tobacco, Inc.	60	875,058
Komatsu, Ltd.	123,000	2,034,790
Mizuho Financial Group, Inc.	258	2,047,636
NGK Spark Plug Co., Ltd.	60,000	1,297,325
ORIX Corp.	7,200	1,834,570
SECOM Co., Ltd.	26,000	1,360,241
Seven & I Holdings Co., Ltd. †	43,600	1,866,961
Sumitomo Metal Industries, Ltd.	396,000	1,524,433
Takeda Pharmaceutical Co., Ltd.	23,600	1,276,703
Tokuyama Corp.	84,000	1,079,069
Tokyu Land Corp.	238,000	2,379,294
Toyota Motor Corp.	20,800	1,079,374
Tsumura & Co.	40,000	1,105,694
Yamada Denki Co., Ltd.	13,000	1,626,998

		24,582,151

Luxembourg-0.6%

Gemplus International SA †	241,800	632,650

Mexico-0.4%

Cemex SA de CV Sponsored ADR	7,000	415,310

Netherlands-2.9%

Koninklijke Ahold NV †	171,500	1,285,236
Randstad Holding NV	35,000	1,520,305

		2,805,541

Norway-5.9%

Statoil ASA	133,600	3,068,170
Telenor ASA	276,100	2,710,151

		5,778,321

Singapore-0.8%

Keppel Corp., Ltd.	50,168	331,908
StarHub, Ltd.	358,000	441,404

		773,312

South Korea-0.7%

Hynix Semiconductor, Inc. † *	18,824	640,016

Sweden-4.7%

Ericsson LM Telephone Sponsored ADR †	55,900	1,922,960
Nordea Bank AB	255,400	2,652,212

		4,575,172

Switzerland-9.1%

Credit Suisse Group	80,600	4,109,585
Nestle SA	4,600	1,375,746
Novartis AG	20,200	1,061,459
Roche Holding AG	15,700	2,357,300

		8,904,090

United Kingdom-3.8%

Next PLC	56,900	1,502,712
Vodafone Group PLC	1,034,900	2,234,586

		3,737,298

United States-0.0%

Softbrands, Inc. †	40	82

Total Long-Term Investment Securities (cost $77,503,740)		95,293,589

REPURCHASE AGREEMENTS-2.3%

Agreement with State Street Bank & Trust Co., bearing interest at 2.05%, dated 12/30/05, to be repurchased 01/03/06 in the amount of $2,206,502 and collateralized by $2,150,000 of United States Treasury Notes, bearing interest at 4.88%, due 02/15/12 and having an approximate aggregate value of $2,251,504 (cost $2,206,000)	$2,206,000	2,206,000

TOTAL INVESTMENTS (cost $79,709,740)(3)	100.0%	97,499,589
Liabilities in excess of other assets	(0.0)	(30,334)

NET ASSETS	100.0%	$97,469,255

†	Non-income producing securities
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At December 31, 2005, the aggregate value of these securities was $640,016 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security; see Note 1
(2)	Illiquid security
(3)	See Note 3 for cost of investments on a tax basis

ADR-American Depository Receipt

Portfolio breakdown as a percentage of net assets by industry:

Banks	19.4%
Telecommunications	12.6
Pharmaceuticals	8.7
Insurance	8.7
Energy Sources	7.6
Retail	6.2
Automotive	5.1
Electronics	3.9
Food, Beverage & Tobacco	3.6
Real Estate Companies	3.3
Metals & Mining	3.1
Business Services	3.0
Leisure & Tourism	2.3
Repurchase Agreements	2.3
Utilities	2.2
Machinery	2.1
Apparel & Textiles	2.0
Financial Services	1.9
Chemicals	1.1
Computer Software	0.6
Conglomerate	0.3

100.0%

See Notes to Portfolio of Investments

SunAmerica Value Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-98.3%
Aerospace & Military Technology-2.9%

United Technologies Corp.	128,400	$7,178,844

Apparel & Textiles-2.1%

NIKE, Inc., Class B	58,300	5,059,857

Banks-14.5%

Bank of America Corp.	190,200	8,777,730
North Fork Bancorp., Inc.	199,700	5,463,792
U.S. Bancorp	170,000	5,081,300
Wachovia Corp.	154,100	8,145,726
Wells Fargo & Co.	125,200	7,866,316

		35,334,864

Broadcasting & Media-5.3%

Comcast Corp., Class A †	182,600	4,740,296
News Corp., Class A	297,100	4,619,905
Time Warner, Inc.	204,100	3,559,504

		12,919,705

Chemicals-3.0%

du Pont (E.I.) de Nemours & Co.	85,900	3,650,750
The Dow Chemical Co.	81,700	3,580,094

		7,230,844

Computer Software-2.1%

Microsoft Corp.	194,100	5,075,715

Computers & Business Equipment-2.0%

International Business Machines Corp.	58,300	4,792,260

Conglomerate-3.5%

General Electric Co.	135,400	4,745,770
Tyco International, Ltd.	127,300	3,673,878

		8,419,648

Electronics-1.9%

Intel Corp.	185,700	4,635,072

Energy Sources-12.5%

Amerada Hess Corp.	29,400	3,728,508
Chevron Corp.	125,800	7,141,666
ConocoPhillips	63,600	3,700,248
Exxon Mobil Corp.	191,900	10,779,023
Marathon Oil Corp.	82,600	5,036,122

		30,385,567

Financial Services-17.3%

American Express Co.	109,700	5,645,162
Capital One Financial Corp.	47,800	4,129,920
Citigroup, Inc.	219,200	10,637,776
Goldman Sachs Group, Inc.	28,600	3,652,506
JPMorgan Chase & Co.	214,600	8,517,474
Merrill Lynch & Co., Inc.	60,200	4,077,346
The Bear Stearns Cos., Inc.	46,100	5,325,933

		41,986,117

Food, Beverage & Tobacco-4.1%

Altria Group, Inc.	69,000	5,155,680
Diageo PLC Sponsored ADR	81,100	4,728,130

		9,883,810

Health Services-1.5%

WellPoint, Inc. †	45,100	3,598,529

Insurance-3.5%

The Allstate Corp.	65,700	3,552,399
The Chubb Corp.	51,000	4,980,150

		8,532,549

Leisure & Tourism-1.4%

Royal Caribbean Cruises, Ltd.	74,000	3,334,440

Metals & Mining-1.0%

Alcoa, Inc.	80,200	2,371,514

Pharmaceuticals-4.3%

Merck & Co., Inc.	74,300	2,363,483
Pfizer, Inc.	344,500	8,033,740

		10,397,223

Restaurants-1.0%

McDonald’s Corp.	74,100	2,498,652

Retail-2.4%

Federated Department Stores, Inc.	35,700	2,367,981
The Gap, Inc.	191,100	3,371,004

		5,738,985

Telecommunications-6.5%

BellSouth Corp.	186,600	5,056,860
Sprint Nextel Corp.	252,000	5,886,720
Verizon Communications, Inc.	157,400	4,740,888

		15,684,468

Utilities-5.5%

FPL Group, Inc.	117,100	4,866,676
The Southern Co.	146,000	5,041,380
TXU Corp.	71,000	3,563,490

		13,471,546

Total Long-Term Investment Securities (cost $225,897,031)		238,530,209

REPURCHASE AGREEMENTS-2.7%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $6,492,000)	$6,492,000	6,492,000

TOTAL INVESTMENTS (cost $232,389,031) (2)	101.0%	245,022,209
Liabilities in excess of other assets	(1.0)	(2,366,968)

NET ASSETS	100.0%	$242,655,241

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

ADR-American Depository Receipt

See	Notes to Portfolio of Investments

SunAmerica Biotech/Health Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-94.5%
Biotechnology-20.4%

Amgen, Inc. †	15,500	$1,222,330
Biogen Idec, Inc. †	14,000	634,620
Cephalon, Inc. †	10,500	679,770
Genentech, Inc. †	11,300	1,045,250
Genzyme Corp. †	21,400	1,514,692
Keryx Biopharmaceuticals, Inc. †	33,000	483,120
Telik, Inc. †	27,000	458,730
Theravance, Inc. †	11,800	265,736

		6,304,248

Distribution-1.9%

Cardinal Health, Inc.	8,400	577,500

Genomics-3.2%

Invitrogen Corp. †	15,000	999,600

Health Services-7.0%

Caremark Rx, Inc. †	12,000	621,480
LifePoint Hospitals, Inc. †	23,500	881,250
National Medical Health Card Systems, Inc. †	24,000	652,800

		2,155,530

Healthcare Equipment-7.1%

C.R. Bard, Inc.	9,300	613,056
Fisher Scientific International, Inc. †	14,600	903,156
I-Flow Corp. †	45,000	657,900

		2,174,112

Managed Care-16.0%

Aetna, Inc.	7,800	735,618
Centene Corp. †	32,000	841,280
CIGNA Corp.	6,500	726,050
Coventry Health Care, Inc. †	13,200	751,872
Humana, Inc. †	11,500	624,795
UnitedHealth Group, Inc.	10,200	633,828
WellPoint, Inc. †	7,600	606,404

		4,919,847

Medical Devices-8.8%

Boston Scientific Corp. †	16,000	391,840
Haemonetics Corp. †	10,000	488,600
Kinetic Concepts, Inc. †	21,800	866,768
Medtronic, Inc.	16,600	955,662

		2,702,870

Pharmaceuticals-26.8%

Abbott Laboratories	16,000	630,880
Barr Pharmaceuticals, Inc. †	13,000	809,770
Celgene Corp. †	10,000	648,000
Eli Lilly & Co.	7,500	424,425
Johnson & Johnson	9,500	570,950
Novartis AG Sponsored ADR	25,000	1,312,000
Pfizer, Inc.	41,000	956,120
Schering-Plough Corp.	61,000	1,271,850
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	20,700	890,307
Wyeth	16,100	741,727

		8,256,029

Specialty Healthcare-3.3%

The Cooper Cos., Inc.	20,000	1,026,000

Total Long-Term Investment Securities (cost $27,557,499)		29,115,736

REPURCHASE AGREEMENTS-5.7%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,764,000)	$1,764,000	1,764,000

TOTAL INVESTMENTS (cost $29,321,499) (2)	100.2%	30,879,736
Liabilities in excess of other assets	(0.2)	(57,091)

NET ASSETS	100.0%	$30,822,645

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

ADR-American Depository Receipt

See Notes to Portfolio of Investments

Tax Managed Equity Fund

PORTFOLIO OF INVESTMENTS—December 31, 2005 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK-101.3%
Aerospace & Military Technology-4.8%

General Dynamics Corp.	4,900	$558,845
The Boeing Co.	18,200	1,278,368

		1,837,213

Apparel & Textiles-3.1%

NIKE, Inc., Class B	6,800	590,172
Polo Ralph Lauren Corp.	10,500	589,470

		1,179,642

Computers & Business Equipment-4.0%

Apple Computer, Inc. †	5,300	381,017
Hewlett-Packard Co.	20,000	572,600
International Business Machines Corp.	6,900	567,180

		1,520,797

Electronics-15.1%

Broadcom Corp., Class A †	26,800	1,263,620
Emcore Corp. †	85,900	637,378
Emerson Electric Co.	8,300	620,010
Koninklijke Philips Electronics NV	21,800	677,980
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR	138,300	1,370,553
Texas Instruments, Inc.	37,700	1,209,039

		5,778,580

Energy Services-6.4%

Diamond Offshore Drilling, Inc.	9,500	660,820
Schlumberger, Ltd.	5,700	553,755
Smith International, Inc.	16,400	608,604
Transocean, Inc. †	9,100	634,179

		2,457,358

Energy Sources-6.9%

Burlington Resources, Inc.	7,800	672,360
Southwestern Energy Co. †	15,900	571,446
Sunpower Corp. †	20,000	679,800
Suntech Power Holdings Co., Ltd. ADR †	25,600	697,600

		2,621,206

Financial Services-7.9%

ING Groep NV Sponsored ADR	16,500	574,530
Lehman Brothers Holdings, Inc.	4,600	589,582
Merrill Lynch & Co., Inc.	18,200	1,232,686
Moody’s Corp.	9,800	601,916

		2,998,714

Food, Beverage & Tobacco-1.5%

PepsiCo, Inc.	9,600	567,168

Health Services-1.6%

UnitedHealth Group, Inc.	9,700	602,758

Insurance-4.1%

ACE, Ltd.	7,000	374,080
Sun Life Financial, Inc.	15,100	605,963
The Chubb Corp.	6,000	585,900

		1,565,943

Internet Content-3.3%

Google, Inc., Class A †	3,000	1,244,580

Machinery-3.2%

Rockwell Automation, Inc.	20,900	1,236,444

Manufacturing-1.6%

Allegheny Technologies, Inc.	16,800	606,144

Metals & Mining-23.5%

Alcan, Inc.	14,900	610,155
Alcoa, Inc.	20,900	618,013
Anglo American PLC ADR	18,700	650,386
AngloGold Ashanti, Ltd.	12,500	616,625
BHP Billiton, Ltd. Sponsored ADR	17,900	598,218
Cameco Corp.	10,300	652,917
Coeur d’Alene Mines Corp. †	150,000	600,000
Energy Resources of Australia, Ltd.	80,000	578,269
Freeport-McMoRan Copper & Gold, Inc., Class B	15,700	844,660
Newmont Mining Corp.	12,500	667,500
Oregon Steel Mills, Inc. †	20,100	591,342
Rio Tinto PLC	3,700	676,323
Teck Cominco, Ltd., Class B	12,000	640,544
Zinifex, Ltd.	125,000	630,466

		8,975,418

Pharmaceuticals-3.3%

Biogen Idec, Inc. †	15,200	689,016
Roche Holding AG Sponsored ADR	7,500	561,375

		1,250,391

Restaurants-1.6%

McDonald’s Corp.	17,700	596,844

Retail-1.5%

Abercrombie & Fitch Co., Class A	9,000	586,620

Telecommunications-4.6%

Corning, Inc. †	28,400	558,344
Motorola, Inc.	25,700	580,563
Tellabs, Inc. †	55,000	599,500

		1,738,407

Transportation-3.3%

Burlington Northern Santa Fe Corp.	9,000	637,380
FedEx Corp.	6,200	641,018

		1,278,398

Total Long-Term Investment Securities (cost $36,675,143)		38,642,625

REPURCHASE AGREEMENTS-4.0%

State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $1,537,000)	$1,537,000	1,537,000

TOTAL INVESTMENTS (cost $38,212,143) (2)	105.3%	40,179,625
Liabilities in excess of other assets	(5.3)	(2,006,826)

NET ASSETS	100.0%	$38,172,799

†	Non-income producing securities
(1)	See Note 2 for details of Joint Repurchase Agreement
(2)	See Note 3 for cost of investments on a tax basis

See Notes to Portfolio of Investments

Note 1. Security Valuation

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U. S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. If the Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. For foreign equity securities, the Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees.

Note 2. Repurchase Agreements

As of December 31, 2005, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Fund	Percentage Interest	Principal Amount
Blue Chip Growth	0.97%	$1,585,000
Growth Opportunities	0.01	17,000
New Century	0.07	108,000
Growth and Income	0.52	845,000
Balanced Assets	1.14	1,876,000
Value	3.96	6,492,000
Biotech/Health	1.08	1,764,000
Tax Managed	0.94	1,537,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated December 30, 2005, bearing interest at a rate of 3.10% per annum, with a principal amount of $164,023,000, a repurchase price of $164,079,497, and a maturity date of January 3, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Notes	2.38%	08/31/06	$2,880,000	$2,865,600
U.S. Treasury Notes	2.63	05/15/08	112,125,000	108,128,529
U.S. Treasury Notes	3.38	02/28/07	21,085,000	21,069,186
U.S. Treasury Notes	4.00	06/15/09	3,500,000	3,467,489
U.S. Treasury Notes	4.13	08/15/08	6,140,000	6,201,400
U.S. Treasury Notes	4.38	05/15/07	25,445,000	25,571,462

In addition, at December 31, 2005, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC:

Fund	Percentage Interest	Principal Amount
Growth Opportunities	2.33%	$7,000,000
New Century	4.00	12,000,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 30, 2005, bearing interest at a rate of 3.47% per annum, with a principal amount of $300,000,000, a repurchase price of $300,115,667, and a maturity date of January 3, 2006. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bonds	2.38%	01/15/25	$66,612,000	$75,188,295
U.S. Treasury Inflation Index Bonds	3.38	04/15/32	100,000,000	148,000,000
U.S. Treasury Inflation Index Bonds	3.88	04/15/29	50,000,000	82,812,500

Note 3. Federal Income Taxes

As of December 31, 2005, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	Blue Chip Growth Fund	Growth Opportunities Fund	New Century Fund	Growth and Income Fund	Balanced Assets Fund
Cost (tax basis)	$77,618,401	$71,143,937	$86,846,541	$128,837,386	$178,949,633

Appreciation	$7,336,836	$7,854,279	$9,706,313	$9,267,654	$9,161,623
Depreciation	(1,411,939)	(2,817,409)	(3,951,068)	(2,418,635)	(3,550,566)

Net unrealized appreciation (depreciation)	$5,924,897	$5,036,870	$5,755,245	$6,849,019	$5,611,057

		International Equity Fund	Value Fund	Biotech/ Health Fund	Tax Managed Equity Fund
Cost (tax basis)		$79,719,675	$232,655,805	$29,325,362	$38,213,802

Appreciation		$18,638,840	$16,324,461	$2,781,071	$2,165,259
Depreciation		(835,371)	(3,958,057)	(1,226,697)	(199,436)

Net unrealized appreciation (depreciation)		$17,803,469	$12,366,404	$1,554,374	$1,965,823

Note 4. Other Information

On February 9, 2006, American International Group, Inc. (“AIG”), the parent company and an affiliated person of AIG SunAmerica Asset Management Corp. (“Adviser”), AIG SunAmerica Capital Services, Inc., the distributor of the Funds (“Distributor”), and AIG Global Investment Corp., a subadviser to one Fund, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission (“SEC”). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG’s accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the assets of the Funds.

AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended (“1940 Act”). Certain affiliated persons of AIG, including the Adviser, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG’s investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of the Funds. The Adviser expects that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

Additionally, AIG and its subsidiaries reached a resolution of claims and matters under investigation with the United State Department of Justice (”DOJ”), the Attorney General of the State of New York (“NYAG”) and the New York State Department of Insurance (“DOI”), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG’s internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

Subject to receipt of permanent relief, the Adviser, Distributor and AIGGIC believe that the settlements are not likely to have a material adverse effect on their ability to perform their respective investment advisory or distribution services relating to the Funds.

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Equity Funds’ Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent M. Marra
Vincent M. Marra
President

Date:	February 28, 2006

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	February 28, 2006